Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Earnings Per Share

24. Earnings Per Share

        As of December 31, 2015, 2016 and 2017, there are nil, 909,568 and 846,952 employee stock options or non-vested ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive. The effect of conversion of the convertible senior notes has been excluded from the computation of diluted earnings per share for the year ended 2015 as the effect would be anti-dilutive.

        Basic net earnings per share is based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share is based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested shares and exercise of share options, and conversion of the convertible senior notes during each period.

        As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

        Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2015, 2016 and 2017 as follows:

	Year ended December 31,
	2015	2016	2017
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited's ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	1,589,665	2,036,817	1,949,655

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,736,092	115,958,088	117,554,229

Basic earnings per Class A and Class B ordinary shares	13.74	17.57	16.59

        Diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

	Year ended December 31,
	2015	2016	2017
	Class A and Class B RMB	Class A and Class B RMB	Class A and Class B RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	1,589,665	2,036,817	1,949,655
Interest expenses from Convertible Senior Notes	—	84,147	54,673
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	1,589,665	2,120,964	2,004,328

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,736,092	115,958,088	117,554,229
Dilutive employee share options and non-vested ordinary shares	4,431,971	3,572,930	1,900,201
Dilutive convertible senior notes	—	6,286,165	6,261,403

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	120,168,063	125,817,183	125,715,833

Diluted earnings per Class A and Class B ordinary shares	13.23	16.86	15.94

        The Company granted a number of non-vested ordinary shares to certain executive officers and employees during 2015, 2016 and 2017 (refer to Note 27 (b)), these non-vested shares are not included in the computation of basic earnings per share as these non-vested shares do not contain any unforfeitable rights to dividends or dividend equivalents.